Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Operating Loss Carryforwards [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 4,401	¥ 3,374	¥ 12,323
Gross amount of increases (decreases) related to positions taken during prior years	(576)	455	199
Gross amount of increases related to positions taken during the current year	954	524	328
Amount of decreases related to settlements			(9,420)
Foreign exchange translation	466	48	(56)
Total unrecognized tax benefits at end of fiscal year	¥ 5,245	¥ 4,401	¥ 3,374